RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Related Party Transactions With Oniva
	Three months ended March 31,
	2024	2023
Salaries, benefits, and consulting fees	$293	$284
Share-based payments	387	321
	$680	$605

Schedule Of Related Party Transactions And Balances
	March 31, 2024	December 31, 2023
Oniva International Services Corp.	$100	$102
Directors Fees	44	-
Silver Wolf Exploration Ltd.	(338)	(269)
	$(194)	$(167)

Schedule Of Due To Related Parties
	Three months ended March 31,
	2024	2023
Salaries and benefits	$254	$245
Office and miscellaneous	133	133
	$387	$378